Vanguard Variable Insurance Funds Growth Portfolio

Supplement to the Prospectus and Summary Prospectus Dated October 19, 2011

Prospectus and Summary Prospectus Text Changes

Under the heading “Investment Advisors” in the Growth Portfolio’s Portfolio Summary section, the following text replaces similar text:

Portfolio Managers

Christopher J. Bonavico, CFA, Vice President, Senior Portfolio Manager, and Equity Analyst at Delaware Management Company. He has co-managed a portion of the Portfolio since 2010.

Christopher M. Ericksen, CFA, Vice President, Portfolio Manager, and Equity Analyst at Delaware Management Company. He has co-managed a portion of the Portfolio since 2010.

Daniel J. Prislin, CFA, Vice President, Senior Portfolio Manager, and Equity Analyst at Delaware Management Company. He has co-managed a portion of the Portfolio since 2010.

Jeffrey S. Van Harte, CFA, Senior Vice President, Chief Investment Officer–Focus Growth Equity at Delaware Management Company. He has co-managed a portion of the Portfolio since 2010.

Andrew J. Shilling, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has managed a portion of the Portfolio since 2010.

James Golan, CFA, Principal and Portfolio Manager of William Blair & Company. He has co-managed a portion of the Portfolio since 2010.

David Ricci, CFA, Principal and Portfolio Manager of William Blair & Company.

He has co-managed a portion of the Portfolio since 2011.

(over, please)

Prospectus Text Changes

In the “Investment Advisors” section under Additional Information, the following text replaces similar text under “William Blair & Company, L.L.C”:

The managers primarily responsible for the day-to-day management of the

Growth Portfolio are:

James Golan, CFA, Principal and Portfolio Manager of William Blair & Company. He has worked in investment management since 1988; has been with William Blair & Company since 2000; has managed investment portfolios since 2005; and has co-managed a portion of the Portfolio since 2010. Education: B.A., DePauw University; M.B.A., J.L. Kellogg Graduate School of Management, Northwestern University.

David Ricci, CFA, Principal and Portfolio Manager of William Blair & Company. He has worked in investment management at William Blair & Company since 1994; has managed investment portfolios since 2005; and has co-managed a portion of the Portfolio since 2011. Education: B.A. and M.B.A., Michigan State University.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 64 122011

Vanguard Variable Insurance Funds Growth Portfolio

Supplement to the Prospectus and Summary Prospectus Dated October 19, 2011

Prospectus and Summary Prospectus Text Changes

The text under the subheading “Portfolio Managers” on page 4 is replaced with the following:

Christopher J. Bonavico, CFA, Vice President, Senior Portfolio Manager, and Equity Analyst at Delaware Management Company. He has co-managed a portion of the Portfolio since 2010.

Christopher M. Ericksen, CFA, Vice President, Portfolio Manager, and Equity Analyst at Delaware Management Company. He has co-managed a portion of the Portfolio since 2010.

Daniel J. Prislin, CFA, Vice President, Senior Portfolio Manager, and Equity Analyst at Delaware Management Company. He has co-managed a portion of the Portfolio since 2010.

Jeffrey S. Van Harte, CFA, Senior Vice President, Chief Investment Officer–Focus Growth Equity at Delaware Management Company. He has co-managed a portion of the Portfolio since 2010.

Andrew J. Shilling, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has managed a portion of the Portfolio since 2010.

James Golan, CFA, Principal and Portfolio Manager of William Blair & Company. He has co-managed a portion of the Portfolio since 2010.

David Ricci, CFA, Principal and Portfolio Manager of William Blair & Company. He has co-managed a portion of the Portfolio since 2011.

Prospectus Text Changes

In the More on the Portfolio section, under the heading “Investment Advisors,” the following text replaces similar text beginning on page 14:

The managers primarily responsible for the day-to-day management of the Portfolio are:

Christopher J. Bonavico, CFA, Vice President, Senior Portfolio Manager, and Equity Analyst at Delaware Management Company. He has worked in investment management since 1988; has managed investment portfolios since joining Delaware Management Company in 2005; and has co-managed a portion of the Growth Portfolio since 2010. Education: B.S., University of Delaware.

Christopher M. Ericksen, CFA, Vice President, Portfolio Manager, and Equity Analyst at Delaware Management Company. He has worked in investment management since 1994; has managed investment portfolios since 2004; has been with Delaware Management Company since 2005; and has co-managed a portion of the Growth Portfolio since 2010. Education: B.S., Carnegie Mellon University.

Daniel J. Prislin, CFA, Vice President, Senior Portfolio Manager, and Equity Analyst at Delaware Management Company. He has worked in investment management since 1994; has managed investment portfolios since 1996; has been with Delaware Management Company since 2005; and has co-managed a portion of the Growth Portfolio since 2010. Education: B.S. and M.B.A., University of California at Berkeley.

Jeffrey S. Van Harte, CFA, Senior Vice President, Chief Investment Officer–Focus Growth Equity at Delaware Management Company. He has worked in investment management since 1980; has managed investment portfolios since 1984; has been with Delaware Management Company since 2005; and has co-managed a portion of the Growth Portfolio since 2010. Education: B.A., California State University at Fullerton.

Andrew J. Shilling, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has worked in investment management for Wellington Management since 1994; has managed investment portfolios since 2000; and has managed a portion of the Growth Portfolio since 2010. Education: B.A., Amherst College; M.B.A., Tuck School of Business, Dartmouth College.

James Golan, CFA, Principal and Portfolio Manager of William Blair & Company. He has worked in investment management since 1988; has been with William Blair & Company since 2000; has managed investment portfolios since 2005; and has co-managed a portion of the Growth Portfolio since 2010. Education: B.A., DePauw University; M.B.A., J.L. Kellogg Graduate School of Management, Northwestern University.

David Ricci, CFA, Principal and Portfolio Manager of William Blair & Company. He has worked in investment management at William Blair & Company since 1994; has managed investment portfolios since 2005; and has co-managed a portion of the Growth Portfolio since 2011. Education: B.A. and M.B.A., Michigan State University.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 109 122011

Vanguard Variable Insurance Funds

Supplement to the Statement of Additional Information Dated October 19, 2011

Change to Vanguard Variable Insurance Fund Growth Portfolio

In the Investment Advisory Services section, the following replaces similar text on page B-50:

1. Other Accounts Managed

James Golan co-manages a portion of the Growth Portfolio; as of December 31, 2010, the Portfolio held assets of $271 million. As of December 31, 2010, Mr. Golan also managed two other registered investment companies with total assets of $1.14 billion (advisory fee based on account performance for one of these accounts with total assets of $1.1 billion) and 22 other accounts with total assets of $272 million (advisory fees not based on account performance).

David Ricci co-manages a portion of the Growth Portfolio; as of December 31, 2010, the Portfolio held assets of $271 million. As of August 31, 2011, Mr. Ricci also managed one other registered investment company with total assets of $133 million and 23 other accounts with total assets of $2.5 billion (advisory fees not based on account performance).

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 064A 122011